Long-term debt	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Long-term debt
7.	Long-term debt:

	June 30, 2013	December 31, 2012

Long-term debt:
Revolving credit facilities	$2,278,442	$2,287,942
Term loan credit facilities	814,916	803,002

Long-term debt	3,093,358	3,090,944
Current portion	(150,612)	(66,656)

Long-term debt	$2,942,746	$3,024,288

On January 28, 2013, the Company entered into a LIBOR based term loan facility with an Asian bank of up to $340,000,000 to be used towards the refinancing of existing vessels. The facility bears interest at LIBOR plus a margin. The Company is subject to a commitment fee of 0.4% per annum calculated on the undrawn amount of the loan. At June 30, 2013, no amounts have been drawn under this facility.

On February 28, 2013, the Company entered into two term loans of $4,500,000 each. The proceeds of these term loans were used to fund a portion of the construction cost of two 10000 TEU vessels. The loans are non-interest bearing until the respective delivery dates of the vessels which is expected to be in 2014. Upon delivery of the respective vessels, the loans will begin bearing interest at 6% per annum, payable quarterly, and mature on the third anniversary of the respective delivery date. The Company has an option to extend the term of the loans by two years. The loans will bear interest at 7% per annum, payable quarterly over the extension period.

On April 25, 2013, the Company entered into a term loan facility with an Asian bank for up to $174,000,000 to be used to fund construction of two 14000 TEU newbuilding containerships. Upon drawdown, interest is payable every three or six months calculated at the LIBOR rate for the relevant three or six month period plus a margin. The Company is subject to a commitment fee of 0.75% per annum calculated on the undrawn amount of the loan. At June 30, 2013, no amounts have been drawn under this facility.

On June 20, 2013, the Company entered into a term loan facility with a U.S bank and an Australian bank for up to $30,000,000 to be used to fund the purchase price of two 4600 TEU containerships. Upon drawdown, interest is payable every three months calculated at the LIBOR rate for the relevant three month period plus a margin. At June 30, 2013, no amounts have been drawn under this facility.